Intangible assets - Summary of intangible assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	$ 2,755	$ 2,637
Adjustment on currency translation	(48)	111
Expenditure during the year	225	156
Amortisation for the year	(178)	(161)	$ (133)
Impairment charges		(4)
Disposals, transfers and other movements	78	16
Intangible assets at end of period	2,832	2,755	2,637
Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	7,427
Intangible assets at end of period	7,547	7,427
Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(4,672)
Intangible assets at end of period	$ (4,715)	$ (4,672)
Quebec smelters
Disclosure of detailed information about intangible assets [Line Items]
Fair value less costs of disposal, post-tax discount rate	6.60%	6.60%
Exploration and evaluation
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	$ 271	$ 173
Adjustment on currency translation	(14)	17
Expenditure during the year	110	87
Amortisation for the year	0	0
Impairment charges		0
Disposals, transfers and other movements	(4)	(6)
Intangible assets at end of period	363	271	173
Exploration and evaluation | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,415
Intangible assets at end of period	2,513	2,415
Exploration and evaluation | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(2,144)
Intangible assets at end of period	(2,150)	(2,144)
Trademarks, patented and non-patented technology
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	33	44
Adjustment on currency translation	(2)	3
Expenditure during the year	5	0
Amortisation for the year	(14)	(14)
Impairment charges		0
Disposals, transfers and other movements	0	0
Intangible assets at end of period	22	33	44
Trademarks, patented and non-patented technology | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	232
Intangible assets at end of period	220	232
Trademarks, patented and non-patented technology | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(199)
Intangible assets at end of period	(198)	(199)
Contract based intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,994	1,947
Adjustment on currency translation	(11)	56
Expenditure during the year	0	0
Amortisation for the year	(10)	(8)
Impairment charges		0
Disposals, transfers and other movements	35	(1)
Intangible assets at end of period	2,008	1,994	1,947
Contract based intangible assets | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	3,070
Intangible assets at end of period	3,089	3,070
Contract based intangible assets | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,076)
Intangible assets at end of period	(1,081)	(1,076)
Other intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	457	473
Adjustment on currency translation	(21)	35
Expenditure during the year	110	69
Amortisation for the year	(154)	(139)
Impairment charges		(4)
Disposals, transfers and other movements	47	23
Intangible assets at end of period	439	457	$ 473
Other intangible assets | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,710
Intangible assets at end of period	1,725	1,710
Other intangible assets | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,253)
Intangible assets at end of period	(1,286)	(1,253)
Water rights | Quebec smelters
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,798
Intangible assets at end of period	$ 1,796	$ 1,798
Bottom of range | Other intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Bottom of range | Trademarks
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	14 years
Bottom of range | Patented and non-patented technology
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Bottom of range | Power contracts water rights
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Bottom of range | Other purchase and customer contracts
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Bottom of range | Computer software
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Top of range | Other intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Top of range | Trademarks
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Top of range | Patented and non-patented technology
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Top of range | Power contracts water rights
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	45 years
Top of range | Other purchase and customer contracts
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Top of range | Computer software
Disclosure of detailed information about intangible assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years